Treasury Stock - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended					4 Months Ended	3 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2010 Managed Network Entities	Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")	Dec. 31, 2013 American Depository Shares USD ($)	Dec. 31, 2011 American Depository Shares USD ($)	Apr. 30, 2012 American Depository Shares Managed Network Entities	Dec. 31, 2012 American Depository Shares Managed Network Entities	Apr. 30, 2012 American Depository Shares Managed Network Entities	Dec. 31, 2011 American Depository Shares Managed Network Entities	Dec. 31, 2013 American Depository Shares Managed Network Entities	Apr. 30, 2012 American Depository Shares Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)						586,869	3,022,532
Share Repurchase Plan, share value (in dollars)	59,822	0	190,022			$ 9,700	$ 29,900
Business acquisition, shares issued								932,829	95,000	998,607	350,000	840,114	316,803
Business acquisition, equity interests acquired				51.00%	100.00%			49.00%	51.00%	51.00%	49.00%	51.00%	100.00%